Ordinary Shares and Statutory Reserve - Additional Information (Detail)	0 Months Ended		1 Months Ended						6 Months Ended	12 Months Ended						12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	May 27, 2010	May 15, 2005	Nov. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Aug. 31, 2013	Jun. 30, 2013 USD ($)	Dec. 31, 2012 CNY	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008	Jan. 31, 2005 USD ($)	Dec. 31, 2013 Private Placement [Member] CNY	Dec. 31, 2013 Jiubang Digital [Member] CNY	Dec. 31, 2012 Jiubang Digital [Member] CNY	Dec. 31, 2011 Jiubang Digital [Member] CNY	Nov. 22, 2013 Before Nov 22, 2013 [Member] USD ($)	Nov. 22, 2013 After Nov 22, 2013 [Member] USD ($)	Aug. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] Private Placement [Member] CNY	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member]	Dec. 31, 2007 Series B convertible preferred stock [Member] USD ($)	Dec. 31, 2012 Series B convertible preferred stock [Member]	Dec. 31, 2011 Series B convertible preferred stock [Member]	Dec. 31, 2012 Series C convertible preferred stock [Member]	Dec. 31, 2011 Series C convertible preferred stock [Member]	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Nov. 22, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Class A Ordinary Shares [Member]	Dec. 31, 2013 Class A Ordinary Shares [Member] Private Placement [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] Qihoo 360 Technology Co. Ltd [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] Kingsoft Internet Software Holdings Limited [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] USD ($)	Nov. 22, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2012 Class B Ordinary Shares [Member] CNY	Dec. 31, 2011 Class B Ordinary Shares [Member]	Dec. 31, 2010 Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, Authorized							413,321,896		413,321,896				413,321,896		50,000																		850,000,000	850,000,000						150,000,000	150,000,000
Common stock par value															$ 1																		$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, Issued							51,880,468		51,880,468				51,880,468																				58,995,186							141,435,672		51,880,468
Ordinary shares, Outstanding							51,880,468		51,880,468				51,880,468																				58,995,186							141,435,672		51,880,468	51,880,468	51,880,468
Conversion stock split ratio	100	100
Convertible preferred shares, Authorized																									21,428,600	21,428,600		34,226,200	34,226,200	31,023,304	31,023,304
Convertible preferred shares, Issued																									21,428,600	21,428,600		34,226,200	34,226,200	31,023,304	31,023,304
Convertible preferred shares, Outstanding																									21,428,600	21,428,600		34,226,200	34,226,200	31,023,304	31,023,304
Stock option granted			35,000	1,677,500		3,372,300	305,878	75,675	1,249,893	21,620,012	21,620,012	381,553	2,084,180														575,300
Stock option exercise price			$ 1.87	$ 0.8826		$ 0.8826				$ 0.82		$ 1.90	$ 1.31														$ 0.0001
Stock option exercised				3,452,400						3,452,400	3,452,400			575,300																									3,452,400
Repurchase and cancellation of ordinary shares, shares					575,300																																		575,300
Repurchase and cancellation of ordinary shares, amount											2,500,354											2,500,354	2,499,940																414
Increased authorized shares																				50,000	100,000											36,211	5,982						97,272	16,068		42,360
Share holder's voting right																																Holders of Class A ordinary shares are entitled to one vote per share							Holders of Class B ordinary shares are entitled to ten votes per share.
Issuance of ordinary shares, upon initial public offering ("IPO"), shares																																48,300,000				10,695,186	8,021,390	2,673,796
Common stock price																																	$ 1.87				$ 1.87	$ 1.87
Issuance of ordinary shares, upon initial public offering ("IPO")											493,654,481					122,766,552							493,624,834	122,759,988								29,647				6,564
Common stock issuance costs											60,729,250
Percentage of net profit contributed towards statutory surplus reserve										10.00%	10.00%
Percentage of registered capital required in reserve balance										50.00%	50.00%
Accumulated statutory surplus reserve											8,927,264						8,927,264